Leases	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
LEASES
NOTE 6:	LEASES

The Company has entered into several non-cancellable operating lease agreements for its offices and vehicles. The Company’s leases have original lease periods expiring between 2025 and 2034. Payments due under such lease contracts include primarily fixed payments. The Company assumes renewals in the determination of the lease term. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The components of lease costs, lease term and discount rate are as follows:

Six Months Ended
June 30, 2025
(unaudited)
Operating lease cost:
Vehicles	54
Facilities rent	98
152
Remaining Lease Term
Vehicles	0.34 -2.84 years
Facilities rent	0.26-9.09 years

Weighted Average Discount Rate
Vehicles	4.42%
Facilities rent	4.53%

The following is a schedule, by year, of maturities of operating lease liabilities as of June 30, 2025:

June 30, 2025
(unaudited)
Period:
The remainder of 2025	127
2026	225
2027	156
2028	131
2029	71
2030-2034	331
Total operating lease payments	1,041
Less: imputed interest	(166)
Present value of lease liabilities	875